REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability	Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2020	18,656	(27,076)
Payments received for services billed in prior period	(17,776)	—
Services provided and billed in current period	233,161	—
Payments received for services billed in current period	(207,261)	—
Deferred commissioning period revenue	—	4,220
Closing balance on December 31, 2020	26,780	(22,856)

(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
The Hilli is moored in close proximity to the Customer’s gasfields, providing liquefaction service capacity over the term of the LTA. Liquefaction services revenue recognized comprises the following amounts:

	Year Ended December 31,
(in thousands of $)	2020	2019
Base tolling fee (1)	204,501	204,501
Amortization of deferred commissioning period revenue (2)	4,220	4,220
Amortization of Day 1 gain (3)	9,950	9,950
Overproduction revenue (4)	7,965	—
Other	(575)	(575)
Total	226,061	218,096

(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of operations, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed were deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of operations evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative instrument was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of operations evenly over the contract term.
(4) During the year ended December 31, 2020, we entered into an addendum to the LTA with our Customer, to be compensated for any production in excess of the base capacity set out in the LTA. This resulted in the recognition of overproduction revenue of $8.0 million included in "Liquefaction services revenue" in the consolidated statements of operations for the overproduction for the years ended December 31, 2020 and 2019.